Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Foreign Currency Exchange Risks (Details) $ in Millions	Nov. 30, 2017 USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency contract commitments	$ 6,800
Euro Denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt instrument	5,300
Sterling Denominated Debt
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt instrument	$ 415
Foreign currency zero cost collars | Cash Flow Hedging | Carnival Horizon
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.02
Weighted- Average Ceiling Rate	1.25
Foreign currency zero cost collars | Cash Flow Hedging | Seabourn Ovation
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.02
Weighted- Average Ceiling Rate	1.25
Foreign currency zero cost collars | Cash Flow Hedging | Nieuw Statendam
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.05
Weighted- Average Ceiling Rate	1.25